Note 21 Deposits from banks (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 20,913,000,000	€ 27,629,000,000
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,531,000,000	345,000,000
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		514,000,000	689,000,000
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		119,000,000	8,000,000
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		273,000,000	557,000,000
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,759,000,000	2,842,000,000
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,044,000,000	2,755,000,000
Demand Deposits [Member] | Total [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		8,240,000,000	7,196,000,000
Deposits With Agreed Maturity [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	453,000,000	1,405,000,000
Deposits With Agreed Maturity [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	577,000,000	672,000,000
Deposits With Agreed Maturity [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	753,000,000	580,000,000
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	1,387,000,000	1,484,000,000
Deposits With Agreed Maturity [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,738,000,000	4,531,000,000
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,779,000,000	7,406,000,000
Deposits With Agreed Maturity [Member] | Total [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	8,688,000,000	16,079,000,000
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	1,000,000
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		288,000,000	188,000,000
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		13,000,000	28,000,000
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,684,000,000	4,070,000,000
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	67,000,000
Repurchase Agreements [Member] | Total [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,985,000,000	4,354,000,000
Total demand deposits from banks [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,984,000,000	1,751,000,000
Total demand deposits from banks [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,380,000,000	1,549,000,000
Total demand deposits from banks [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		885,000,000	617,000,000
Total demand deposits from banks [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,660,000,000	2,041,000,000
Total demand deposits from banks [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		8,182,000,000	11,444,000,000
Total demand deposits from banks [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,823,000,000	10,228,000,000
Total demand deposits from banks [Member] | Total [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 20,913,000,000	€ 27,629,000,000

[1]	*) Subordinated deposits are included amounting to €13 million and €12 million as of June 30, 2021 and December 31, 2020, respectively.